Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 249,923	$ 222,662	$ 205,621
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	170,610	169,165	163,111
Share-based compensation	18,621	16,477	15,832
Dividends received from equity investments	7,524	6,835	6,572
Charges for transaction processing provisions	2,803	4,750	3,891
Net loss on foreign currency translation	2,012	3,091	162
Provisions for (recoveries of) bad debt expenses and billing adjustments	1,054	1,552	(798)
(Gain) loss on disposal of equipment, net	324	(1,159)	145
Amortization of debt issuance costs	298	160	154
Deferred income tax expense (benefit)	285	1,491	(4,388)
Asset impairments		799
Loss on disposal of subsidiary			1,591
Changes in fair value of private equity investments	(898)
Excess tax expense (benefit) from share-based payment arrangements	(1,259)	523	(111)
Equity in income of equity investments, net of tax	(10,171)	(8,708)	(7,142)
Changes in operating assets and liabilities:
Accounts payable	37,206	(15,512)	13,916
Accounts receivable	2,855	(7,044)	(7,138)
Prepaid expenses, other current assets and other assets	(2,945)	23,099	(1,495)
Accrued salaries and employee benefits	(7,083)	4,492	(21,965)
Other current liabilities and other liabilities	(15,406)	13,646	21,202
Net cash provided by operating activities	455,753	436,319	389,160
Cash flows from investing activities:
Cash used in acquisitions and equity investments, net of cash acquired	(188,698)	(47,909)	(148,531)
Additions to contract acquisition costs	(34,384)	(31,623)	(75,669)
Additions to licensed computer software from vendors	(33,001)	(19,502)	(69,826)
Purchases of property and equipment	(31,395)	(26,938)	(46,547)
Additions to internally developed computer software	(19,285)	(17,882)	(25,466)
Purchase of private equity investments	(3,031)	(1,573)
Subsidiary repurchase of noncontrolling interest		(493)
Proceeds from sale of trade name		4,500
Dividends received from equity investments as return of capital			68
Proceeds from disposition, net of expenses paid and cash disposed			4,265
Net cash used in investing activities	(309,794)	(141,420)	(361,706)
Cash flows from financing activities:
Principal payments on long-term debt borrowings and capital lease obligations	(200,052)	(28,892)	(11,741)
Dividends paid on common stock	(94,035)	(53,949)	(55,087)
Repurchases of common stock	(74,939)	(121,271)	(46,228)
Subsidiary dividends paid to noncontrolling shareholders	(2,797)	(433)	(9,031)
Debt issuance costs	(2,073)
Purchase of noncontrolling interest		(174,050)
Excess tax expense (benefit) from share-based payment arrangements	1,259	(523)	111
Proceeds from exercise of stock options	9,672	8,065	543
Proceeds from borrowings of long-term debt	150,000		39,757
Net cash used in financing activities	(212,965)	(371,053)	(81,676)
Cash and cash equivalents:
Effect of exchange rate changes on cash and cash equivalents	(1,719)	(2,304)	(938)
Net decrease in cash and cash equivalents	(68,725)	(78,458)	(55,160)
Cash and cash equivalents at beginning of year	316,337	394,795	449,955
Cash and cash equivalents at end of year	247,612	316,337	394,795
Supplemental cash flow information:
Cash paid for interest	2,952	3,088	2,191
Cash paid for income taxes, net of refunds	$ 106,778	$ 82,084	$ 122,173